Special Cash Dividend to Shareholders - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended				12 Months Ended			1 Months Ended
	Apr. 02, 2014	Nov. 12, 2012	May 20, 2011	Nov. 19, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2011	Nov. 30, 2012	Apr. 30, 2014	Dec. 31, 2011
Dividends [Line Items]
Dividends declared, month and year											2010-11
Cash dividend declared	$ 0.50	$ 2.30	$ 0.56	$ 2.00
Aggregate amount of cash dividend paid					$ 29,692	$ 76,942	$ 92,106
Special cash dividend in May 2011
Dividends [Line Items]
Dividends declared, month and year								2011-05
Cash dividend declared								$ 0.56
Aggregate amount of cash dividend paid						79	32,937
Special cash dividend in November 2012
Dividends [Line Items]
Dividends declared, month and year									2012-11
Cash dividend declared									$ 2.3
Aggregate amount of cash dividend paid					57	76,863	59,013
Special cash dividend in April 2014
Dividends [Line Items]
Dividends declared, month and year										2014-04
Cash dividend declared										$ 0.5
Aggregate amount of cash dividend paid					$ 29,635